Financial investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial investments
Financial investments	$ 206,547	$ 119,498	$ 57,856
Nexa's stake in investment fund	11.00%	8.00%
Assets held for trading
Financial investments
Financial investments	$ 206,547	$ 119,498
Assets held for trading | Investment fund quotas
Financial investments
Financial investments	138,945	95,504
Assets held for trading | Repurchase agreements - Public securities
Financial investments
Financial investments	131,999	60,803
Assets held for trading | Repurchase agreements
Financial investments
Financial investments	5,900	20,797
Assets held for trading | Bank Deposit Certificate
Financial investments
Financial investments		13,009
Assets held for trading | Financial Treasury Bills
Financial investments
Financial investments	1,046	891
Assets held for trading | Credit Right Investment Funds
Financial investments
Financial investments		4
Assets held for trading | Bank Deposit Certificate
Financial investments
Financial investments	42,067	15,042
Assets held for trading | Repurchase agreements
Financial investments
Financial investments	18,289
Assets held for trading | Credit Rights Investment Funds
Financial investments
Financial investments	5,053	4,682
Assets held for trading | Financial Treasury Bills
Financial investments
Financial investments	1,123	$ 4,270
Assets held for trading | Other
Financial investments
Financial investments	$ 1,070